Quarterly Holdings Report
for
Fidelity Flex® International Focused Index Fund
July 31, 2025
FXI-NPRT3-0925
1.9918056.100
Common Stocks - 84.4%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (a)	28	1,252
AUSTRALIA - 4.6%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	632	15,383
SEEK Ltd	219	3,378
		18,761
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Wesfarmers Ltd	560	30,632
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	872	39,045
Specialty Retail - 0.0%
JB Hi-Fi Ltd	178	12,678
TOTAL CONSUMER DISCRETIONARY		82,355

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	2,280	30,356
Endeavour Group Ltd/Australia	2,317	6,068
Woolworths Group Ltd	136	2,745
		39,169
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	6,232	31,359
Whitehaven Coal Ltd	1,548	6,349
Woodside Energy Group Ltd	277	4,687
		42,395
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	3,217	63,129
Commonwealth Bank of Australia	1,129	128,175
National Australia Bank Ltd	1,563	38,788
Westpac Banking Corp	3,404	73,493
		303,585
Capital Markets - 0.1%
ASX Ltd	496	22,233
Macquarie Group Ltd	174	24,096
		46,329
Insurance - 0.3%
Insurance Australia Group Ltd	4,757	26,703
QBE Insurance Group Ltd	2,379	35,291
Steadfast Group Ltd	971	3,695
		65,689
TOTAL FINANCIALS		415,603

Health Care - 0.3%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (a)	557	7,462
Health Care Equipment & Supplies - 0.2%
Cochlear Ltd	148	30,215
Health Care Providers & Services - 0.1%
EBOS Group Ltd	395	9,518
Sonic Healthcare Ltd	889	15,699
		25,217
TOTAL HEALTH CARE		62,894

Industrials - 0.3%
Commercial Services & Supplies - 0.2%
Brambles Ltd	2,648	40,514
Construction & Engineering - 0.0%
Worley Ltd	936	7,965
Ground Transportation - 0.0%
Aurizon Holdings Ltd	3,606	7,485
Passenger Airlines - 0.0%
Qantas Airways Ltd	1,589	11,020
Trading Companies & Distributors - 0.1%
SGH Ltd	446	14,588
Transportation Infrastructure - 0.0%
Transurban Group unit	240	2,124
TOTAL INDUSTRIALS		83,696

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (a)	294	2,707
Software - 0.1%
Technology One Ltd	774	20,247
TOTAL INFORMATION TECHNOLOGY		22,954

Materials - 1.0%
Metals & Mining - 1.0%
BHP Group Ltd	3,348	84,555
BlueScope Steel Ltd	1,104	16,737
Evolution Mining Ltd	4,857	21,981
Glencore PLC	3,370	13,525
Lynas Rare Earths Ltd (a)	239	1,605
Northern Star Resources Ltd	2,302	22,871
Rio Tinto Ltd	556	39,542
Rio Tinto PLC	568	33,830
		234,646
Real Estate - 0.3%
Diversified REITs - 0.0%
Mirvac Group unit	10,279	14,748
Industrial REITs - 0.1%
Goodman Group unit	811	18,133
Office REITs - 0.0%
Dexus unit	1,261	5,692
Retail REITs - 0.2%
Scentre Group unit	12,304	29,447
Vicinity Ltd unit	9,929	15,633
		45,080
TOTAL REAL ESTATE		83,653

Utilities - 0.1%
Gas Utilities - 0.1%
Apa Group unit	2,880	15,490
TOTAL AUSTRALIA		1,101,616
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	218	11,116
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (b)(c)	214	27,060
Erste Group Bank AG	100	9,192
		36,252
Insurance - 0.0%
UNIQA Insurance Group AG	472	6,819
TOTAL FINANCIALS		43,071

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	10	2,262
Construction & Engineering - 0.0%
Strabag SE	78	7,335
TOTAL INDUSTRIALS		9,597

Materials - 0.0%
Metals & Mining - 0.0%
voestalpine AG	217	5,998
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	67	4,996
TOTAL AUSTRIA		74,778
BELGIUM - 0.5%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV	524	30,126
Financials - 0.1%
Financial Services - 0.0%
Sofina SA	22	6,769
Insurance - 0.1%
Ageas SA/NV	348	23,729
TOTAL FINANCIALS		30,498

Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	180	39,121
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	181	2,826
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	168	5,288
Umicore SA	202	3,215
		8,503
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	49	3,618
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	36	4,158
TOTAL BELGIUM		118,850
BRAZIL - 1.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,500	5,548
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	1,600	4,648
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sendas Distribuidora S/A	2,100	3,529
Personal Care Products - 0.0%
Natura Cosmeticos SA (a)	700	1,128
TOTAL CONSUMER STAPLES		4,657

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (a)	800	2,820
Petroleo Brasileiro SA - Petrobras	6,500	41,546
Ultrapar Participacoes SA	1,000	3,066
		47,432
Financials - 0.5%
Banks - 0.4%
Itau Unibanco Holding SA	7,300	45,838
Itausa SA	15,700	29,019
NU Holdings Ltd/Cayman Islands Class A (a)	897	10,961
		85,818
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	11,500	25,836
Financial Services - 0.0%
StoneCo Ltd Class A (a)	572	7,310
TOTAL FINANCIALS		118,964

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	300	1,772
Pharmaceuticals - 0.0%
Hypera SA	800	3,673
TOTAL HEALTH CARE		5,445

Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	1,500	21,607
Ground Transportation - 0.0%
Rumo SA	1,300	3,840
TOTAL INDUSTRIALS		25,447

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	800	6,231
Materials - 0.5%
Chemicals - 0.0%
Yara International ASA	355	13,189
Containers & Packaging - 0.1%
Klabin SA unit	4,800	15,944
Metals & Mining - 0.3%
Metalurgica Gerdau SA	1,700	2,844
Vale SA	1,800	17,185
Wheaton Precious Metals Corp	555	50,758
		70,787
Paper & Forest Products - 0.1%
Suzano SA	2,000	18,627
TOTAL MATERIALS		118,547

Utilities - 0.2%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA Series B	2,900	21,182
Energisa S/A unit	900	7,339
		28,521
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (a)	3,400	8,167
TOTAL UTILITIES		36,688

TOTAL BRAZIL		373,607
CANADA - 7.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Quebecor Inc Class B	106	2,982
TELUS Corp	1,117	17,993
		20,975
Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
Canadian Tire Corp Ltd Class A	9	1,205
Dollarama Inc	67	9,158
		10,363
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	487	33,045
Textiles, Apparel & Luxury Goods - 0.1%
Gildan Activewear Inc	376	18,993
TOTAL CONSUMER DISCRETIONARY		62,401

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	258	13,406
George Weston Ltd	111	21,092
Loblaw Cos Ltd	211	34,122
		68,620
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	733	55,033
Canadian Natural Resources Ltd	2,016	63,816
Cenovus Energy Inc	1,997	30,396
Enbridge Inc	1,234	55,884
Imperial Oil Ltd	346	28,849
South Bow Corp	473	12,422
Suncor Energy Inc	1,325	52,260
TC Energy Corp	388	18,526
		317,186
Financials - 3.0%
Banks - 2.1%
Bank of Montreal	779	85,985
Bank of Nova Scotia/The	717	39,891
Canadian Imperial Bank of Commerce	1,068	76,331
National Bank of Canada	493	51,282
Royal Bank of Canada	976	125,234
Toronto Dominion Bank	1,665	121,270
		499,993
Capital Markets - 0.2%
Brookfield Corp Class A	853	57,135
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	7	12,381
Great-West Lifeco Inc	602	22,605
iA Financial Corp Inc	178	17,424
Intact Financial Corp	201	41,546
Manulife Financial Corp	788	24,380
Power Corp of Canada Subordinate Voting Shares	881	35,505
Sun Life Financial Inc	149	9,085
		162,926
TOTAL FINANCIALS		720,054

Industrials - 0.8%
Aerospace & Defense - 0.1%
CAE Inc (a)	725	20,673
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	405	28,677
WSP Global Inc	6	1,235
		29,912
Ground Transportation - 0.4%
Canadian National Railway Co	544	50,796
Canadian Pacific Kansas City Ltd	466	34,271
TFI International Inc	78	6,783
		91,850
Professional Services - 0.2%
Thomson Reuters Corp	236	47,364
TOTAL INDUSTRIALS		189,799

Information Technology - 0.9%
IT Services - 0.4%
Shopify Inc Class A (a)	760	92,899
Software - 0.5%
Constellation Software Inc/Canada	22	75,900
Descartes Systems Group Inc/The (a)	223	23,560
Open Text Corp	643	18,924
		118,384
TOTAL INFORMATION TECHNOLOGY		211,283

Materials - 0.6%
Chemicals - 0.0%
Nutrien Ltd	133	7,891
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	250	31,035
Alamos Gold Inc Class A	821	19,950
Barrick Mining Corp	471	9,943
Franco-Nevada Corp	230	36,638
Kinross Gold Corp	2,244	35,905
		133,471
TOTAL MATERIALS		141,362

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	49	7,389
Utilities - 0.2%
Electric Utilities - 0.1%
Emera Inc	618	29,018
Fortis Inc/Canada	68	3,327
		32,345
Gas Utilities - 0.1%
AltaGas Ltd	630	18,601
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	1,471	8,674
TOTAL UTILITIES		59,620

TOTAL CANADA		1,798,689
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	787	19,509
CHINA - 7.4%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (b)(c)	10,000	13,993
Entertainment - 0.2%
China Ruyi Holdings Ltd (a)	12,000	4,797
Netease Inc	2,100	54,899
		59,696
Interactive Media & Services - 1.5%
Bilibili Inc Z Shares (a)	540	12,355
Kuaishou Technology B Shares (a)(b)(c)	4,200	41,009
Tencent Holdings Ltd	4,400	308,054
		361,418
TOTAL COMMUNICATION SERVICES		435,107

Consumer Discretionary - 2.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	4,000	58,403
Geely Automobile Holdings Ltd	12,000	26,916
Li Auto Inc A Shares (a)	2,300	30,111
Zhejiang Leapmotor Technology Co Ltd H Shares (a)(b)(c)	900	6,921
		122,351
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	11,100	166,886
JD.com Inc A Shares	1,300	20,491
PDD Holdings Inc Class A ADR (a)	408	46,288
Prosus NV Class N	991	56,612
		290,277
Hotels, Restaurants & Leisure - 0.5%
Meituan B Shares (a)(b)(c)	4,900	75,595
Trip.com Group Ltd	650	40,354
		115,949
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	3,800	11,971
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	600	1,002
Textiles, Apparel & Luxury Goods - 0.2%
ANTA Sports Products Ltd	2,200	25,252
Li Ning Co Ltd	5,000	10,593
Shenzhou International Group Holdings Ltd	1,900	13,674
		49,519
TOTAL CONSUMER DISCRETIONARY		591,069

Consumer Staples - 0.2%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	2,500	8,312
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (a)	6,000	3,721
JD Health International Inc (a)(b)(c)	2,650	16,945
		20,666
Food Products - 0.1%
China Mengniu Dairy Co Ltd	6,000	12,487
Wilmar International Ltd	5,500	12,448
		24,935
TOTAL CONSUMER STAPLES		53,913

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
China Shenhua Energy Co Ltd H Shares	7,000	30,339
Yankuang Energy Group Co Ltd H Shares	8,000	9,121
		39,460
Financials - 1.3%
Banks - 0.8%
Bank of China Ltd H Shares	35,000	20,202
China Construction Bank Corp H Shares	59,000	60,345
China Merchants Bank Co Ltd H Shares	5,500	35,690
Industrial & Commercial Bank of China Ltd H Shares	81,000	62,065
		178,302
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	8,500	11,487
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	216	7,415
Insurance - 0.5%
China Life Insurance Co Ltd H Shares	13,000	37,552
China Pacific Insurance Group Co Ltd H Shares	5,400	21,748
People's Insurance Co Group of China Ltd/The H Shares	18,000	13,829
Ping An Insurance Group Co of China Ltd H Shares	8,000	54,923
		128,052
TOTAL FINANCIALS		325,256

Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (a)(b)(c)	1,000	19,499
Life Sciences Tools & Services - 0.1%
Wuxi Biologics Cayman Inc (a)(b)(c)	7,500	30,496
Pharmaceuticals - 0.0%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	2,000	8,985
TOTAL HEALTH CARE		58,980

Industrials - 0.3%
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	1,604	18,526
Machinery - 0.1%
Weichai Power Co Ltd H Shares	6,000	12,719
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd H Shares	13,000	23,763
SITC International Holdings Co Ltd	3,000	9,700
		33,463
TOTAL INDUSTRIALS		64,708

Information Technology - 0.6%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	2,000	8,322
ZTE Corp H Shares	2,400	7,573
		15,895
Semiconductors & Semiconductor Equipment - 0.0%
Hua Hong Semiconductor Ltd (a)(b)(c)	3,000	15,446
Software - 0.1%
Kingdee International Software Group Co Ltd (a)	7,000	16,247
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	18,000	23,080
Xiaomi Corp B Shares (a)(b)(c)	10,800	72,662
		95,742
TOTAL INFORMATION TECHNOLOGY		143,330

Materials - 0.1%
Construction Materials - 0.0%
China National Building Material Co Ltd H Shares	4,000	2,380
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	8,000	6,323
China Hongqiao Group Ltd	6,000	15,827
Zhaojin Mining Industry Co Ltd H Shares	3,000	7,450
		29,600
TOTAL MATERIALS		31,980

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Resources Land Ltd	7,500	27,503
Longfor Group Holdings Ltd (b)(c)	500	622
		28,125
Utilities - 0.1%
Gas Utilities - 0.1%
China Gas Holdings Ltd	2,200	2,311
ENN Energy Holdings Ltd	1,000	8,150
Kunlun Energy Co Ltd	4,000	3,853
		14,314
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	5,000	4,509
TOTAL UTILITIES		18,823

TOTAL CHINA		1,790,751
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA	789	10,273
Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	1,651	4,331
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	1,195	5,995
TOTAL COLOMBIA		20,599
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (a)	1,158	9,034
CZECH REPUBLIC - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	167	9,692
DENMARK - 1.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	54	8,962
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	50	6,233
Financials - 0.1%
Banks - 0.0%
Danske Bank A/S	81	3,226
Ringkjoebing Landbobank A/S	35	7,722
		10,948
Insurance - 0.1%
Tryg A/S	788	19,023
TOTAL FINANCIALS		29,971

Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	109	18,911
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	262	23,929
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	2,175	101,155
TOTAL HEALTH CARE		143,995

Industrials - 0.3%
Air Freight & Logistics - 0.1%
DSV A/S	93	20,840
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	1,857	33,905
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	8	15,754
TOTAL INDUSTRIALS		70,499

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	318	20,702
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (a)(b)(c)	132	6,221
TOTAL DENMARK		286,583
EGYPT - 0.1%
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	8,443	16,358
Capital Markets - 0.0%
EFG Holding S.A.E. (a)	8,679	4,251
Financial Services - 0.0%
U Consumer Finance	10,978	1,808
TOTAL FINANCIALS		22,417

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	8,793	9,649
TOTAL EGYPT		32,066
FINLAND - 0.6%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	256	4,040
Financials - 0.2%
Banks - 0.1%
Nordea Bank Abp (Sweden)	1,321	19,297
Insurance - 0.1%
Sampo Oyj A Shares	3,116	33,483
TOTAL FINANCIALS		52,780

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	113	9,066
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	8	492
Konecranes Oyj A Shares	139	11,627
Valmet Oyj	58	2,099
Wartsila OYJ Abp	1,142	31,591
		45,809
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	3,867	15,834
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	108	3,727
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,008	10,392
TOTAL MATERIALS		14,119

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	267	4,903
TOTAL FINLAND		146,551
FRANCE - 5.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Orange SA	345	5,248
Media - 0.1%
Publicis Groupe SA	327	29,882
TOTAL COMMUNICATION SERVICES		35,130

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA Series B	88	3,131
Hotels, Restaurants & Leisure - 0.1%
Accor SA	259	13,200
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	32	78,551
Kering SA	129	31,675
LVMH Moet Hennessy Louis Vuitton SE	163	87,501
		197,727
TOTAL CONSUMER DISCRETIONARY		214,058

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.1%
Carrefour SA	901	12,912
Food Products - 0.2%
Danone SA	655	53,603
Personal Care Products - 0.2%
L'Oreal SA	121	53,541
TOTAL CONSUMER STAPLES		120,056

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	1,660	98,713
Financials - 0.7%
Banks - 0.4%
BNP Paribas SA	551	50,239
Credit Agricole SA	1,471	27,073
Societe Generale SA Series A	217	13,851
		91,163
Financial Services - 0.0%
Edenred SE	100	2,867
Insurance - 0.3%
AXA SA	1,675	81,353
TOTAL FINANCIALS		175,383

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	278	82,676
Industrials - 1.6%
Aerospace & Defense - 0.9%
Airbus SE	558	112,189
Safran SA	193	63,642
Thales SA	73	19,637
		195,468
Building Products - 0.1%
Cie de Saint-Gobain SA	205	23,517
Construction & Engineering - 0.4%
Bouygues SA	361	14,893
Vinci SA	500	69,454
		84,347
Electrical Equipment - 0.2%
Legrand SA	350	51,697
TOTAL INDUSTRIALS		355,029

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	206	30,669
Software - 0.0%
Dassault Systemes SE	15	492
TOTAL INFORMATION TECHNOLOGY		31,161

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	499	98,172
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	59	5,739
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	613	13,779
Veolia Environnement SA	890	30,161
		43,940
TOTAL FRANCE		1,260,057
GERMANY - 5.6%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	2,200	78,905
Interactive Media & Services - 0.1%
Scout24 SE (b)(c)	138	18,489
TOTAL COMMUNICATION SERVICES		97,394

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Continental AG	273	23,428
Automobiles - 0.1%
Bayerische Motoren Werke AG	47	4,499
Mercedes-Benz Group AG	280	15,854
		20,353
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	184	35,287
TOTAL CONSUMER DISCRETIONARY		79,068

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	8	568
Personal Care Products - 0.1%
Beiersdorf AG	113	14,042
TOTAL CONSUMER STAPLES		14,610

Financials - 1.3%
Banks - 0.0%
Commerzbank AG	91	3,327
Capital Markets - 0.4%
Deutsche Bank AG	2,286	75,616
Deutsche Boerse AG	89	25,755
		101,371
Insurance - 0.9%
Allianz SE	243	96,029
Hannover Rueck SE	76	23,105
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122	79,870
		199,004
TOTAL FINANCIALS		303,702

Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (b)(c)	481	25,908
Health Care Providers & Services - 0.1%
Fresenius SE & Co KGaA	541	25,918
Pharmaceuticals - 0.0%
Bayer AG	81	2,519
TOTAL HEALTH CARE		54,345

Industrials - 1.4%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	80	34,528
Rheinmetall AG	44	87,098
		121,626
Air Freight & Logistics - 0.0%
Deutsche Post AG	234	10,485
Electrical Equipment - 0.3%
Siemens Energy AG (a)	704	81,508
Industrial Conglomerates - 0.6%
Siemens AG	490	124,805
Trading Companies & Distributors - 0.0%
Brenntag SE	113	7,033
TOTAL INDUSTRIALS		345,457

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	2,328	91,451
Software - 0.9%
Nemetschek SE	32	4,788
SAP SE	728	208,176
		212,964
TOTAL INFORMATION TECHNOLOGY		304,415

Materials - 0.3%
Chemicals - 0.1%
BASF SE	302	14,800
Covestro AG (a)(b)(c)	343	23,635
		38,435
Construction Materials - 0.2%
Heidelberg Materials AG	189	43,602
TOTAL MATERIALS		82,037

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	127	10,109
Vonovia SE	265	8,250
		18,359
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	843	34,584
Multi-Utilities - 0.0%
E.ON SE	660	12,041
TOTAL UTILITIES		46,625

TOTAL GERMANY		1,346,012
GREECE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	141	2,558
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JUMBO SA	169	5,716
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	144	4,138
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	2,408	9,013
Eurobank Ergasias Services and Holdings SA	6,473	23,759
		32,772
Industrials - 0.1%
Construction & Engineering - 0.1%
GEK TERNA SA	301	7,440
Marine Transportation - 0.0%
Star Bulk Carriers Corp	403	7,359
TOTAL INDUSTRIALS		14,799

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	304	4,944
TOTAL GREECE		64,927
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	265	10,640
HONG KONG - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
PCCW Ltd	16,000	11,462
Financials - 0.8%
Banks - 0.1%
Hang Seng Bank Ltd	2,100	30,590
Capital Markets - 0.4%
Futu Holdings Ltd Class A ADR	21	3,227
Hong Kong Exchanges & Clearing Ltd	1,400	75,767
		78,994
Insurance - 0.3%
AIA Group Ltd	6,400	59,675
Prudential PLC	589	7,472
		67,147
TOTAL FINANCIALS		176,731

Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	25,000	23,943
Industrials - 0.2%
Ground Transportation - 0.1%
MTR Corp Ltd	4,500	16,188
Machinery - 0.1%
Techtronic Industries Co Ltd	3,000	35,873
TOTAL INDUSTRIALS		52,061

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	3,700	31,301
Real Estate - 0.3%
Real Estate Management & Development - 0.1%
Henderson Land Development Co Ltd	3,000	10,498
Hongkong Land Holdings Ltd (Singapore)	2,900	17,518
		28,016
Retail REITs - 0.2%
Link REIT	6,300	35,102
TOTAL REAL ESTATE		63,118

Utilities - 0.1%
Gas Utilities - 0.1%
Hong Kong & China Gas Co Ltd	32,000	28,562
TOTAL HONG KONG		387,178
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	79	687
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	157	12,767
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	83	2,491
TOTAL HUNGARY		15,945
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	129	11,946
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	2,674	21,094
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	263	28,207
TOTAL IRELAND		61,247
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	2,364	4,408
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	62	2,055
Consumer Staples - 0.0%
Food Products - 0.0%
Strauss Group Ltd	87	2,340
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Paz Retail And Energy Ltd	30	5,552
Financials - 0.4%
Banks - 0.4%
Bank Hapoalim BM	2,244	42,273
Bank Leumi Le-Israel BM	157	2,915
First International Bank of Israel Ltd	110	7,667
Mizrahi Tefahot Bank Ltd	336	20,818
		73,673
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (a)	745	11,510
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	7	3,231
Machinery - 0.0%
Kornit Digital Ltd (a)	108	2,162
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	207	3,281
TOTAL INDUSTRIALS		8,674

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (a)	121	32,481
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	560	3,502
Israel Corp Ltd Class A1	12	3,741
		7,243
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Amot Investments Ltd	188	1,287
Big Shopping Centers Ltd (a)	45	8,613
Mivne Real Estate Kd Ltd	1,472	5,563
		15,463
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
OPC Energy Ltd (a)	334	5,047
TOTAL ISRAEL		168,446
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano (a)	16,839	7,758
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Ferrari NV (Italy)	63	27,702
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA	64	7,196
Prada Spa	900	4,898
		12,094
TOTAL CONSUMER DISCRETIONARY		39,796

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	778	13,278
Financials - 1.1%
Banks - 0.9%
Banco BPM SpA	2,740	35,021
Intesa Sanpaolo SpA	15,109	91,036
Mediobanca Banca di Credito Finanziario SpA	1,154	25,469
UniCredit SpA	897	65,996
		217,522
Insurance - 0.2%
Generali	408	15,235
Poste Italiane Spa (b)(c)	1,285	27,811
Unipol Assicurazioni SpA	724	14,554
		57,600
TOTAL FINANCIALS		275,122

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	75	4,313
Industrials - 0.3%
Aerospace & Defense - 0.0%
Leonardo SpA	33	1,778
Electrical Equipment - 0.2%
Prysmian SpA	464	37,057
Passenger Airlines - 0.1%
Ryanair Holdings PLC	968	28,462
TOTAL INDUSTRIALS		67,297

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	59	9,265
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	4,462	39,347
Terna - Rete Elettrica Nazionale	2,482	23,940
		63,287
Multi-Utilities - 0.0%
A2A SpA	1,752	4,265
Hera SpA	298	1,274
		5,539
TOTAL UTILITIES		68,826

TOTAL ITALY		485,655
JAPAN - 16.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
NTT Inc	2,900	2,929
Entertainment - 0.6%
Capcom Co Ltd	800	20,365
Konami Group Corp	200	27,152
Nexon Co Ltd	900	16,468
Nintendo Co Ltd	700	58,505
Square Enix Holdings Co Ltd	200	13,521
		136,011
Wireless Telecommunication Services - 0.6%
KDDI Corp	900	14,770
SoftBank Corp	32,600	47,102
SoftBank Group Corp	1,100	83,995
		145,867
TOTAL COMMUNICATION SERVICES		284,807

Consumer Discretionary - 2.9%
Automobile Components - 0.3%
Bridgestone Corp	200	8,090
Denso Corp	500	6,784
Niterra Co Ltd	500	17,237
Sumitomo Electric Industries Ltd	1,700	42,185
		74,296
Automobiles - 1.1%
Honda Motor Co Ltd	5,800	60,047
Isuzu Motors Ltd	1,700	21,787
Subaru Corp	1,300	23,915
Suzuki Motor Corp	100	1,099
Toyota Motor Corp	8,700	154,752
		261,600
Broadline Retail - 0.3%
Pan Pacific International Holdings Corp	900	30,111
Ryohin Keikaku Co Ltd	700	32,772
		62,883
Hotels, Restaurants & Leisure - 0.2%
Oriental Land Co Ltd/Japan	1,500	30,886
Zensho Holdings Co Ltd	200	10,524
		41,410
Household Durables - 0.7%
Panasonic Holdings Corp	2,900	27,432
Sony Group Corp	5,300	127,483
Sumitomo Forestry Co Ltd	900	9,041
		163,956
Leisure Products - 0.1%
Bandai Namco Holdings Inc	900	29,103
Yamaha Corp	500	3,603
		32,706
Specialty Retail - 0.2%
Fast Retailing Co Ltd	100	30,504
Nitori Holdings Co Ltd	200	16,937
USS Co Ltd	600	6,521
		53,962
TOTAL CONSUMER DISCRETIONARY		690,813

Consumer Staples - 0.7%
Beverages - 0.0%
Suntory Beverage & Food Ltd	100	3,019
Consumer Staples Distribution & Retail - 0.1%
Aeon Co Ltd	100	3,194
Kobe Bussan Co Ltd	300	7,989
Seven & i Holdings Co Ltd	600	7,910
		19,093
Food Products - 0.2%
Ajinomoto Co Inc	1,500	39,685
MEIJI Holdings Co Ltd	300	6,066
Toyo Suisan Kaisha Ltd	200	12,778
		58,529
Household Products - 0.1%
Lion Corp	700	6,820
Unicharm Corp	2,700	18,676
		25,496
Personal Care Products - 0.2%
Kao Corp	600	26,998
Shiseido Co Ltd	700	11,379
		38,377
Tobacco - 0.1%
Japan Tobacco Inc	1,200	34,272
TOTAL CONSUMER STAPLES		178,786

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	1,500	21,358
Financials - 2.3%
Banks - 1.6%
Chiba Bank Ltd/The	1,200	11,185
Concordia Financial Group Ltd	2,100	13,926
Japan Post Bank Co Ltd	2,800	31,252
Kyoto Financial Group Inc	500	9,044
Mebuki Financial Group Inc	1,900	10,302
Mitsubishi UFJ Financial Group Inc	8,000	110,262
Mizuho Financial Group Inc	2,500	73,329
Resona Holdings Inc	3,500	31,864
Sumitomo Mitsui Financial Group Inc	3,600	90,816
		381,980
Capital Markets - 0.1%
Daiwa Securities Group Inc	3,100	21,582
Financial Services - 0.1%
ORIX Corp	1,500	33,695
Insurance - 0.5%
Dai-ichi Life Holdings Inc	4,800	37,978
Ms&Ad Insurance Group Holdings Inc	100	2,137
Sompo Holdings Inc	200	5,897
T&D Holdings Inc	1,100	26,861
Tokio Marine Holdings Inc	1,000	40,153
		113,026
TOTAL FINANCIALS		550,283

Health Care - 1.0%
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	500	7,781
Hoya Corp	100	12,616
Olympus Corp	1,900	22,699
Sysmex Corp	1,000	16,246
Terumo Corp	1,900	32,219
		91,561
Pharmaceuticals - 0.6%
Chugai Pharmaceutical Co Ltd	800	38,350
Daiichi Sankyo Co Ltd	2,100	51,517
Ono Pharmaceutical Co Ltd	1,100	12,301
Otsuka Holdings Co Ltd	100	4,761
Santen Pharmaceutical Co Ltd	700	7,734
Takeda Pharmaceutical Co Ltd	900	24,723
		139,386
TOTAL HEALTH CARE		230,947

Industrials - 4.1%
Building Products - 0.2%
Agc Inc	300	9,028
Daikin Industries Ltd	400	49,183
		58,211
Construction & Engineering - 0.1%
Kajima Corp	1,000	25,051
Obayashi Corp	1,500	22,088
		47,139
Electrical Equipment - 0.4%
Fujikura Ltd	700	47,518
Mitsubishi Electric Corp	800	17,994
NIDEC CORP	1,600	30,698
		96,210
Ground Transportation - 0.1%
East Japan Railway Co	100	2,143
Hankyu Hanshin Holdings Inc	400	10,425
Seibu Holdings Inc	500	13,972
Tokyu Corp	1,000	11,257
		37,797
Industrial Conglomerates - 0.4%
Hitachi Ltd	2,900	88,742
Machinery - 0.9%
Ebara Corp	1,100	20,087
FANUC Corp	1,300	36,188
Hoshizaki Corp	100	3,423
Komatsu Ltd	500	16,109
Makita Corp	600	18,575
MINEBEA MITSUMI Inc	900	14,165
MISUMI Group Inc	600	8,640
Mitsubishi Heavy Industries Ltd	1,800	42,978
SMC Corp	100	34,797
Yaskawa Electric Corp	500	10,458
		205,420
Marine Transportation - 0.4%
Kawasaki Kisen Kaisha Ltd	1,800	25,428
Mitsui OSK Lines Ltd	800	26,890
Nippon Yusen KK	1,000	35,070
		87,388
Professional Services - 0.4%
Recruit Holdings Co Ltd	1,500	88,997
Trading Companies & Distributors - 1.2%
ITOCHU Corp	1,400	73,434
Marubeni Corp	300	6,142
Mitsubishi Corp	2,200	43,391
Mitsui & Co Ltd	3,000	61,070
MonotaRO Co Ltd	500	8,903
Sojitz Corp	400	9,520
Sumitomo Corp	1,600	40,896
Toyota Tsusho Corp	1,500	34,378
		277,734
TOTAL INDUSTRIALS		987,638

Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	100	36,173
Kyocera Corp	2,500	29,511
Omron Corp	400	10,310
TDK Corp	3,100	37,768
Yokogawa Electric Corp	600	15,992
		129,754
IT Services - 0.5%
Fujitsu Ltd	400	8,713
NEC Corp	1,900	54,560
NTT Data Group Corp	1,100	28,686
Otsuka Corp	500	9,474
SCSK Corp	400	12,446
TIS Inc	500	15,951
		129,830
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp	1,200	79,799
Lasertec Corp	300	30,225
Tokyo Electron Ltd	700	111,285
		221,309
Software - 0.1%
Trend Micro Inc/Japan	300	18,293
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	300	8,521
FUJIFILM Holdings Corp	1,900	39,410
		47,931
TOTAL INFORMATION TECHNOLOGY		547,117

Materials - 0.8%
Chemicals - 0.6%
Mitsubishi Chemical Group Corp	4,100	22,332
Nippon Paint Holdings Co Ltd	3,000	25,433
Resonac Holdings Corp	500	12,024
Shin-Etsu Chemical Co Ltd	1,100	31,655
Sumitomo Chemical Co Ltd	4,800	12,005
Toray Industries Inc	4,000	27,359
Tosoh Corp	1,400	21,076
		151,884
Metals & Mining - 0.2%
Nippon Steel Corp	1,500	28,887
Sumitomo Metal Mining Co Ltd	500	10,998
		39,885
Paper & Forest Products - 0.0%
Oji Holdings Corp	2,500	12,184
TOTAL MATERIALS		203,953

Real Estate - 0.5%
Diversified REITs - 0.1%
Daiwa House REIT Investment Corp	5	8,361
Nomura Real Estate Master Fund Inc	10	10,532
		18,893
Industrial REITs - 0.0%
GLP J-REIT	9	7,887
Office REITs - 0.1%
Japan Real Estate Investment Corp	17	13,789
Orix JREIT Inc	7	9,150
		22,939
Real Estate Management & Development - 0.3%
Daiwa House Industry Co Ltd	900	29,756
Hulic Co Ltd	800	7,630
Sumitomo Realty & Development Co Ltd	700	25,570
		62,956
TOTAL REAL ESTATE		112,675

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	1,600	19,569
Gas Utilities - 0.1%
Tokyo Gas Co Ltd	700	23,442
TOTAL UTILITIES		43,011

TOTAL JAPAN		3,851,388
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (a)	433	12,743
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (a)(b)(c)	56	1,680
TOTAL KOREA (SOUTH)		14,423
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	331	2,283
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	89	6,837
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	15	443
ArcelorMittal SA	263	8,261
		8,704
TOTAL LUXEMBOURG		17,824
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd	6,800	16,461
MALAYSIA - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	7,100	4,484
CELCOMDIGI BHD	11,800	10,612
		15,096
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	9,900	3,817
Consumer Staples - 0.1%
Food Products - 0.1%
Kuala Lumpur Kepong Bhd	2,000	9,168
PPB Group Bhd	1,600	3,532
United Plantations BHD	1,600	8,118
		20,818
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	9,900	4,050
Financials - 0.3%
Banks - 0.3%
Hong Leong Bank Bhd	4,000	17,782
Public Bank Bhd	33,100	32,599
RHB Bank Bhd	8,600	12,347
		62,728
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	4,000	6,234
Kpj Healthcare Bhd	7,500	4,546
		10,780
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Sime Darby Bhd	11,300	4,307
Sunway Bhd	15,000	16,577
		20,884
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	4,400	5,767
TOTAL INDUSTRIALS		26,651

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Inari Amertron Bhd	34,000	16,664
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	9,300	8,416
Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	4,000	16,848
Multi-Utilities - 0.0%
YTL Power International Bhd	7,800	7,433
TOTAL UTILITIES		24,281

TOTAL MALAYSIA		193,301
MEXICO - 0.6%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	22,200	20,041
Consumer Staples - 0.2%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV unit	700	5,804
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	8,100	23,877
Food Products - 0.0%
Alfa SAB de CV Series A	6,900	5,055
Gruma SAB de CV Series B	110	1,901
		6,956
TOTAL CONSUMER STAPLES		36,637

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (b)(c)	900	2,023
Grupo Financiero Banorte SAB de CV	400	3,565
Grupo Financiero Inbursa SAB de CV Series O	4,500	11,605
		17,193
Insurance - 0.0%
Qualitas Controladora SAB de CV	400	3,623
TOTAL FINANCIALS		20,816

Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Sureste SAB de CV Series B	605	18,339
Promotora y Operadora de Infraestructura SAB de CV	180	2,121
		20,460
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV unit	37,000	32,303
Metals & Mining - 0.0%
Industrias Penoles SAB de CV (a)	100	2,636
TOTAL MATERIALS		34,939

Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	2,500	9,396
TOTAL MEXICO		142,289
NETHERLANDS - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	4,965	22,181
Entertainment - 0.0%
Universal Music Group NV	85	2,445
TOTAL COMMUNICATION SERVICES		24,626

Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV	329	25,929
Consumer Staples Distribution & Retail - 0.0%
Koninklijke Ahold Delhaize NV	136	5,370
TOTAL CONSUMER STAPLES		31,299

Financials - 0.5%
Banks - 0.1%
ING Groep NV	1,456	33,933
Capital Markets - 0.1%
Euronext NV (b)(c)	178	28,763
Financial Services - 0.3%
Adyen NV (a)(b)(c)	33	56,600
EXOR NV	65	6,287
		62,887
TOTAL FINANCIALS		125,583

Health Care - 0.1%
Biotechnology - 0.0%
Argenx SE (a)	7	4,701
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	529	13,815
TOTAL HEALTH CARE		18,516

Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	79	12,324
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASM International NV	150	73,179
ASML Holding NV	318	222,496
BE Semiconductor Industries NV	193	26,232
		321,907
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	111	6,971
TOTAL NETHERLANDS		541,226
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	1,267	1,812
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The	522	2,702
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	828	5,654
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	322	6,977
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (a)	1,915	3,416
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	516	2,289
TOTAL INDUSTRIALS		5,705

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (a)	143	16,468
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,856	9,947
TOTAL NEW ZEALAND		49,265
NORWAY - 0.4%
Communication Services - 0.1%
Media - 0.1%
Vend Marketplaces ASA B Shares	421	15,865
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (b)(c)	53	498
Consumer Staples - 0.0%
Food Products - 0.0%
Mowi ASA	606	11,342
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	567	13,727
Frontline PLC (Norway)	238	4,411
		18,138
Financials - 0.1%
Banks - 0.0%
DNB Bank ASA	57	1,446
SpareBank 1 Sor-Norge ASA	167	2,930
		4,376
Insurance - 0.1%
Protector Forsikring ASA	209	10,229
Storebrand ASA A Shares	941	13,407
		23,636
TOTAL FINANCIALS		28,012

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Aker ASA A Shares	50	3,448
Machinery - 0.0%
AutoStore Holdings Ltd (a)(b)(c)	2,435	1,723
TOMRA Systems ASA	427	5,968
		7,691
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	372	3,080
TOTAL INDUSTRIALS		14,219

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Nordic Semiconductor ASA (a)	1,213	16,684
TOTAL NORWAY		104,758
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	57	13,509
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	113	1,922
TOTAL PERU		15,431
PHILIPPINES - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	260	5,882
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	590	2,195
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	4,370	8,867
Industrials - 0.2%
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	2,000	15,383
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	15,500	6,634
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	770	7,099
TOTAL PHILIPPINES		46,060
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	57	3,821
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (a)(b)(c)	1,011	9,986
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (a)	685	3,793
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	520	11,608
Financials - 0.2%
Banks - 0.0%
Alior Bank SA	43	1,162
Santander Bank Polska SA	68	9,969
		11,131
Insurance - 0.2%
Powszechny Zaklad Ubezpieczen SA	1,160	19,507
TOTAL FINANCIALS		30,638

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	19	2,852
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	86	4,654
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	4	932
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (a)	747	2,414
TOTAL POLAND		70,698
PORTUGAL - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	243	5,934
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	243	4,640
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	7,196	5,926
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	624	2,696
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	812	2,757
TOTAL UTILITIES		5,453

TOTAL PORTUGAL		21,953
SINGAPORE - 1.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Singapore Telecommunications Ltd	15,600	46,490
Entertainment - 0.1%
Sea Ltd Class A ADR (a)	174	27,257
TOTAL COMMUNICATION SERVICES		73,747

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	11,700	6,600
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	753	4,161
Financials - 0.9%
Banks - 0.8%
DBS Group Holdings Ltd	1,600	58,727
Oversea-Chinese Banking Corp Ltd	5,600	72,571
United Overseas Bank Ltd	1,400	38,896
		170,194
Capital Markets - 0.1%
Singapore Exchange Ltd	2,500	30,654
TOTAL FINANCIALS		200,848

Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	4,200	28,255
Passenger Airlines - 0.1%
Singapore Airlines Ltd	4,500	23,504
TOTAL INDUSTRIALS		51,759

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Venture Corp Ltd	2,300	22,815
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	836	21,418
TOTAL INFORMATION TECHNOLOGY		44,233

Real Estate - 0.2%
Industrial REITs - 0.2%
CapitaLand Ascendas REIT	15,300	32,759
Mapletree Logistics Trust	12,800	11,383
		44,142
Specialized REITs - 0.0%
Keppel DC REIT	5,900	10,737
TOTAL REAL ESTATE		54,879

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,800	10,703
TOTAL SINGAPORE		446,930
SOUTH AFRICA - 1.1%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (a)	1,626	10,742
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	530	4,462
Vodacom Group Ltd	2,030	15,499
		19,961
TOTAL COMMUNICATION SERVICES		30,703

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	93	28,822
Woolworths Holdings Ltd/South Africa	254	697
		29,519
Specialty Retail - 0.0%
Foschini Group Ltd	347	2,343
Mr Price Group Ltd	368	4,269
		6,612
TOTAL CONSUMER DISCRETIONARY		36,131

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	969	14,124
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	337	2,947
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	1,803	17,860
Standard Bank Group Ltd	2,208	28,413
		46,273
Insurance - 0.1%
Discovery Ltd	1,551	18,386
Old Mutual Ltd	8,800	6,169
		24,555
TOTAL FINANCIALS		70,828

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	148	952
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	369	4,820
Materials - 0.5%
Chemicals - 0.1%
Sasol Ltd (a)	881	4,532
Metals & Mining - 0.4%
Anglo American PLC	1,429	40,209
Gold Fields Ltd	19	463
Harmony Gold Mining Co Ltd	1,319	17,661
Northam Platinum Holdings Ltd	895	10,307
Sibanye Stillwater Ltd (a)	7,344	15,447
		84,087
TOTAL MATERIALS		88,619

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	11,252	8,814
TOTAL SOUTH AFRICA		257,938
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (b)(c)	826	29,222
Telefonica SA	669	3,452
		32,674
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Amadeus IT Group SA Class A	504	40,503
Specialty Retail - 0.1%
Industria de Diseno Textil SA	430	20,540
TOTAL CONSUMER DISCRETIONARY		61,043

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	921	13,964
Financials - 0.9%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	5,481	91,414
Banco de Sabadell SA	10,095	37,338
Banco Santander SA	9,522	81,802
Bankinter SA	372	5,306
CaixaBank SA	983	9,248
		225,108
Industrials - 0.2%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	159	10,959
Transportation Infrastructure - 0.2%
Aena SME SA (b)(c)	1,233	33,201
TOTAL INDUSTRIALS		44,160

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	300	4,170
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	796	23,028
Iberdrola SA	3,951	69,444
		92,472
Gas Utilities - 0.0%
Naturgy Energy Group SA	378	11,854
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	445	5,231
TOTAL UTILITIES		109,557

TOTAL SPAIN		490,676
SWEDEN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	5,895	20,842
Interactive Media & Services - 0.0%
Hemnet Group AB	169	4,882
TOTAL COMMUNICATION SERVICES		25,724

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	1,132	15,250
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	208	6,206
Food Products - 0.1%
AAK AB	261	6,736
Household Products - 0.0%
Essity AB B Shares	129	3,182
TOTAL CONSUMER STAPLES		16,124

Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	2,162	37,855
Svenska Handelsbanken AB A Shares	2,354	28,682
		66,537
Capital Markets - 0.0%
EQT AB	827	27,769
Financial Services - 0.2%
Industrivarden AB A Shares	272	10,091
Investor AB B Shares	940	27,319
		37,410
TOTAL FINANCIALS		131,716

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	532	10,494
Industrials - 1.1%
Aerospace & Defense - 0.1%
Saab AB B Shares	620	33,724
Building Products - 0.0%
Assa Abloy AB B Shares	172	5,692
Construction & Engineering - 0.1%
Skanska AB B Shares	738	17,196
Machinery - 0.9%
Alfa Laval AB	643	28,014
Atlas Copco AB A Shares	2,784	42,396
Atlas Copco AB B Shares	268	3,631
Epiroc AB B Shares	651	11,691
Indutrade AB	519	12,639
Sandvik AB	2,062	50,386
SKF AB B Shares	1,125	26,283
Volvo AB B Shares	799	22,947
		197,987
TOTAL INDUSTRIALS		254,599

Information Technology - 0.2%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	357	2,593
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	3,494	38,392
Lagercrantz Group AB B Shares	527	12,264
		50,656
TOTAL INFORMATION TECHNOLOGY		53,249

Materials - 0.1%
Metals & Mining - 0.0%
SSAB AB B Shares	675	3,827
Paper & Forest Products - 0.1%
Svenska Cellulosa AB SCA B Shares	1,027	12,888
TOTAL MATERIALS		16,715

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sagax AB B Shares	331	7,020
Wihlborgs Fastigheter AB	66	648
		7,668
TOTAL SWEDEN		531,539
SWITZERLAND - 2.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	18	12,532
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	408	66,617
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	1	14,749
Financials - 1.0%
Capital Markets - 0.7%
Julius Baer Group Ltd	393	26,592
Partners Group Holding AG	29	39,327
UBS Group AG	2,984	111,829
		177,748
Insurance - 0.3%
Baloise Holding AG	26	6,252
Swiss Life Holding AG	5	5,206
Zurich Insurance Group AG	92	62,754
		74,212
TOTAL FINANCIALS		251,960

Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	82	22,442
Life Sciences Tools & Services - 0.2%
Lonza Group AG	82	57,151
Pharmaceuticals - 0.2%
Galderma Group AG	254	39,871
TOTAL HEALTH CARE		119,464

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	43	33,034
Electrical Equipment - 0.3%
ABB Ltd	881	57,528
Machinery - 0.2%
Schindler Holding AG	93	33,799
VAT Group AG (b)(c)	26	9,203
		43,002
TOTAL INDUSTRIALS		133,564

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	143	13,405
Materials - 0.3%
Chemicals - 0.3%
Givaudan SA	6	25,196
Sika AG	215	50,736
		75,932
TOTAL SWITZERLAND		688,223
THAILAND - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Thai Beverage PCL	111,700	39,886
TURKEY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (a)	5,664	15,236
UNITED KINGDOM - 7.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
BT Group PLC	12,201	33,371
Interactive Media & Services - 0.1%
Auto Trader Group PLC (b)(c)	1,674	18,481
Rightmove PLC	407	4,399
		22,880
TOTAL COMMUNICATION SERVICES		56,251

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	187	30,401
Diversified Consumer Services - 0.1%
Pearson PLC	1,376	19,458
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	878	30,852
Entain PLC	247	3,334
Whitbread PLC	410	16,531
		50,717
Household Durables - 0.0%
Taylor Wimpey PLC	2,371	3,190
Specialty Retail - 0.1%
Kingfisher PLC	3,634	12,922
TOTAL CONSUMER DISCRETIONARY		116,688

Consumer Staples - 1.5%
Beverages - 0.1%
Diageo PLC	924	22,396
Consumer Staples Distribution & Retail - 0.1%
Marks & Spencer Group PLC	4,560	20,942
Tesco PLC	2,133	11,984
		32,926
Food Products - 0.0%
Associated British Foods PLC	334	9,671
Household Products - 0.3%
Reckitt Benckiser Group PLC	926	69,400
Personal Care Products - 0.4%
Unilever PLC	1,609	93,355
Tobacco - 0.6%
British American Tobacco PLC	1,930	103,405
Imperial Brands PLC	960	37,420
		140,825
TOTAL CONSUMER STAPLES		368,573

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	360	7,027
Financials - 2.4%
Banks - 1.6%
Barclays PLC	15,781	77,138
HSBC Holdings PLC	12,516	152,482
Lloyds Banking Group PLC	30,812	31,658
NatWest Group PLC	7,814	54,242
Standard Chartered PLC	2,799	50,178
		365,698
Capital Markets - 0.5%
3i Group PLC	498	27,212
ICG PLC	670	19,272
London Stock Exchange Group PLC	468	57,047
Schroders PLC	1,247	6,439
		109,970
Financial Services - 0.2%
M&G PLC	5,374	18,566
Wise PLC Class A (a)	1,400	18,767
		37,333
Insurance - 0.1%
Legal & General Group PLC	9,774	33,066
TOTAL FINANCIALS		546,067

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	1,894	28,946
Pharmaceuticals - 0.7%
Astrazeneca PLC	1,099	160,335
Hikma Pharmaceuticals PLC	299	7,755
		168,090
TOTAL HEALTH CARE		197,036

Industrials - 1.4%
Aerospace & Defense - 0.8%
BAE Systems PLC	1,626	38,798
Melrose Industries PLC	2,699	18,257
Rolls-Royce Holdings PLC	8,292	117,689
		174,744
Machinery - 0.0%
IMI PLC	271	7,952
Passenger Airlines - 0.1%
International Consolidated Airlines Group SA	5,782	28,890
Professional Services - 0.4%
Intertek Group PLC	463	30,206
RELX PLC	1,385	71,966
		102,172
Trading Companies & Distributors - 0.1%
Bunzl PLC	579	17,183
TOTAL INDUSTRIALS		330,941

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	776	33,327
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	263	9,072
Real Estate - 0.1%
Diversified REITs - 0.1%
Land Securities Group PLC	1,417	10,807
Residential REITs - 0.0%
UNITE Group PLC/The	523	5,170
TOTAL REAL ESTATE		15,977

Utilities - 0.4%
Electric Utilities - 0.2%
SSE PLC	1,593	39,048
Multi-Utilities - 0.2%
National Grid PLC	2,866	40,273
Water Utilities - 0.0%
United Utilities Group PLC	1,430	21,293
TOTAL UTILITIES		100,614

TOTAL UNITED KINGDOM		1,781,573
UNITED STATES - 5.8%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (a)	88	55,136
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	2,827	25,045
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	802	11,013
Nestle SA	1,777	155,269
		166,282
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	917	16,015
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	15,349	82,275
Shell PLC	4,194	150,704
		232,979
TOTAL ENERGY		248,994

Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	144	25,928
Health Care - 2.6%
Biotechnology - 0.2%
CSL Ltd	279	48,263
Health Care Equipment & Supplies - 0.1%
Alcon AG	198	17,507
Inmode Ltd (a)	104	1,420
		18,927
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	59	9,982
QIAGEN NV (Germany)	486	24,293
		34,275
Pharmaceuticals - 2.2%
GSK PLC	4,008	73,723
Haleon PLC	4,172	19,569
Novartis AG	1,649	187,801
Roche Holding AG	513	160,093
Sanofi SA	668	59,967
		501,153
TOTAL HEALTH CARE		602,618

Industrials - 0.8%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	503	25,331
Waste Connections Inc	140	26,143
		51,474
Construction & Engineering - 0.0%
Ferrovial SE	22	1,127
Electrical Equipment - 0.4%
Schneider Electric SE	341	88,249
Professional Services - 0.3%
Experian PLC	1,190	62,702
TOTAL INDUSTRIALS		203,552

Information Technology - 0.2%
Software - 0.2%
CyberArk Software Ltd (a)	85	34,975
JFrog Ltd (a)	34	1,476
Monday.com Ltd (a)	78	20,459
		56,910
Materials - 0.1%
Construction Materials - 0.1%
Buzzi SpA	33	1,721
Holcim AG	260	20,735
		22,456
TOTAL UNITED STATES		1,406,921
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (a)	1,581	26,574
TOTAL COMMON STOCKS (Cost $21,161,299)		20,354,257

International Equity Funds - 9.8%
	Shares	Value ($)
iShares MSCI Saudi Arabia ETF	7,768	291,766
iShares MSCI South Korea ETF	12,239	891,122
iShares MSCI Taiwan ETF	20,436	1,192,645
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,403,694)		2,375,533

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Volkswagen AG	321	33,566
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2	427
TOTAL GERMANY		33,993
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $36,688)		33,993

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,310,321)	4.33	1,310,059	1,310,321

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $24,912,002)	24,074,104
NET OTHER ASSETS (LIABILITIES) - 0.3% (d)	60,354
NET ASSETS - 100.0%	24,134,458

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2025	392,010	(14,193)	(14,193)
ICE MSCI Emerging Markets Index Contracts (United States)	4	Sep 2025	247,660	(5,641)	(5,641)
ICE MSCI Emerging Markets Index Contracts (United States)	6	Sep 2025	747,540	(28,333)	(28,333)

TOTAL FUTURES CONTRACTS					(48,167)
The notional amount of futures purchased as a percentage of Net Assets is 5.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $628,266 or 2.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $628,266 or 2.6% of net assets.

(d)	Includes $41,490 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	25,000,000	23,689,679	10,788	-	-	1,310,321	1,310,059	0.0%
Total	-	25,000,000	23,689,679	10,788	-	-	1,310,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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